UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-7885

Name of Fund: Master Enhanced Small Cap Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
        Enhanced Small Cap Series, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 12/31/03

Item 1 - Report to Shareholders

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
   Industry#                                  Held                     Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.6%                      8,100   +AAR Corp.                                                  $     121,095
                                               14,100   +Alliant Techsystems Inc.                                         814,416
                                               10,000   +Armor Holdings, Inc.                                             263,100
                                                9,600   Cubic Corporation                                                 220,800
                                                9,200   Curtiss-Wright Corporation                                        414,092
                                               10,100   +DRS Technologies, Inc.                                           280,578
                                                7,200   EDO Corporation                                                   177,480
                                                9,150   Engineered Support Systems, Inc.                                  503,799
                                                7,400   +Esterline Technologies Corporation                               197,358
                                               19,400   GenCorp Inc.                                                      208,938
                                                6,200   +InVision Technologies, Inc.                                      208,134
                                                8,200   Kaman Corp. (Class A)                                             104,386
                                                8,000   +Mercury Computer Systems, Inc.                                   199,200
                                                6,100   +Moog Inc. (Class A)                                              301,340
                                                5,100   +Teledyne Technologies Incorporated                                96,135
                                                5,800   +Triumph Group, Inc.                                              211,120
                                                                                                                    -------------
                                                                                                                        4,321,971
----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.1%                  7,900   +Forward Air Corporation                                          217,250
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.6%                                20,800   +Atlantic Coast Airlines Holdings, Inc.                           205,920
                                               12,900   +Frontier Airlines, Inc.                                          183,954
                                               15,200   +Mesa Air Group, Inc.                                             190,304
                                               18,200   SkyWest, Inc.                                                     329,784
                                                                                                                    -------------
                                                                                                                          909,962
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                         14,900   Intermet Corporation                                               80,907
                                                2,800   +Midas Group, Inc.                                                 40,040
                                                6,600   Standard Motor Products, Inc.                                      80,190
                                               20,200   +Tower Automotive, Inc.                                           137,966
                                                                                                                    -------------
                                                                                                                          339,103
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.7%                              4,300   Coachmen Industries, Inc.                                          77,873
                                                9,600   +Fleetwood Enterprises, Inc.                                       98,496
                                               11,600   +Monaco Coach Corporation                                         276,080
                                                9,600   Thor Industries, Inc.                                             539,712
                                                2,800   Winnebago Industries, Inc.                                        192,500
                                                                                                                    -------------
                                                                                                                        1,184,661
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.4%                            7,600   +ArQule, Inc.                                                      37,088
                                               19,600   +Cephalon, Inc.                                                   948,836
                                               11,235   +Enzo Biochem, Inc.                                               201,219
                                               13,000   +IDEXX Laboratories, Inc.                                         601,640
                                               17,500   +Regeneron Pharmaceuticals, Inc.                                  257,425
                                               47,100   +Savient Pharmaceuticals Inc.                                     217,131
                                                2,300   +Techne Corporation                                                86,894
                                                                                                                    -------------
                                                                                                                        2,350,233
----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.2%                        6,100   Apogee Enterprises, Inc.                                           69,235
                                                4,900   ElkCorp                                                           130,830
                                               38,600   +Griffon Corporation                                              782,036


                                     1 - M

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
   Industry#                                  Held                     Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Building Products (concluded)                  19,300   Lennox International Inc.                                   $     322,310
                                                8,900   +Simpson Manufacturing Co., Inc.                                  452,654
                                                7,700   Universal Forest Products, Inc.                                   247,786
                                                                                                                    -------------
                                                                                                                        2,004,851
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%                         10,500   Jefferies Group, Inc.                                             346,710
                                                6,400   SWS Group, Inc.                                                   113,920
                                                                                                                    -------------
                                                                                                                          460,630
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.8%                                7,900   A. Schulman, Inc.                                                 168,428
                                                8,000   Arch Chemicals, Inc.                                              205,280
                                               10,200   Cambrex Corporation                                               257,652
                                               14,100   Georgia Gulf Corporation                                          407,208
                                               18,000   H.B. Fuller Company                                               535,320
                                               10,800   MacDermid, Inc.                                                   369,792
                                                3,800   Material Sciences Corporation                                      38,418
                                               10,600   +OM Group, Inc.                                                   277,614
                                               14,200   +Omnova Solutions Inc.                                             68,160
                                                3,300   Penford Corporation                                                45,309
                                               66,600   PolyOne Corporation                                               425,574
                                                3,400   Quaker Chemical Corporation                                       104,550
                                               13,300   Wellman, Inc.                                                     135,793
                                                                                                                    -------------
                                                                                                                        3,039,098
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.5%                         8,200   Boston Private Financial Holdings, Inc.                           203,688
                                                  455   Cathay Bancorp, Inc.                                               25,334
                                               11,800   Chittenden Corporation                                            396,952
                                               33,300   Community First Bankshares, Inc.                                  963,702
                                                1,500   Cullen/Frost Bankers, Inc.                                         60,855
                                                8,600   East West Bancorp, Inc.                                           461,648
                                               19,000   First Midwest Bancorp, Inc.                                       615,790
                                               15,200   Firstbank Corp.                                                   601,160
                                               20,600   Gold Banc Corporation                                             289,636
                                               14,000   Hudson United Bancorp                                             517,300
                                               10,200   Irwin Financial Corporation                                       320,280
                                                8,800   Provident Bancshares Corporation                                  259,072
                                               24,860   Republic Bancorp Inc.                                             335,361
                                               10,200   Riggs National Corporation                                        168,606
                                                2,900   The South Financial Group, Inc.                                    80,794
                                               12,900   Southwest Bancorporation of Texas, Inc.                           501,165
                                               33,600   Sterling Bancshares, Inc.                                         447,888
                                               12,600   Susquehanna Bancshares, Inc.                                      315,126
                                               22,900   TrustCo Bank Corp NY                                              301,135
                                               16,900   UCBH Holdings, Inc.                                               658,593
                                               10,000   Umpqua Holdings Corporation                                       207,900
                                               17,100   United Bankshares, Inc.                                           533,520
                                               15,600   Whitney Holding Corporation                                       639,444
                                                7,200   Wintrust Financial Corporation                                    324,720
                                                                                                                    -------------
                                                                                                                        9,229,669
----------------------------------------------------------------------------------------------------------------------------------


                                     2 - M

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
   Industry#                                  Held                     Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                  5,600   A.T. Cross Company (Class A)                                $      37,352
- 5.3%                                         14,900   ABM Industries, Inc.                                              259,409
                                                3,100   Angelica Corporation                                               68,200
                                                8,400   Bowne & Co., Inc.                                                 113,904
                                                8,500   Brady Corporation                                                 346,375
                                                7,900   CDI Corp.                                                         258,725
                                                4,900   CPI Corp.                                                          99,029
                                               14,500   Central Parking Corporation                                       216,485
                                                5,800   +Coinstar, Inc.                                                   104,748
                                               10,600   +Consolidated Graphics, Inc.                                      334,748
                                               19,800   G & K Services, Inc. (Class A)                                    727,650
                                                4,600   +Heidrick & Struggles International, Inc.                         100,280
                                               15,500   +ITT Educational Services, Inc.                                   728,035
                                                7,300   +Imagistics International Inc.                                    273,750
                                                4,300   +Insurance Auto Auctions, Inc.                                     56,115
                                                6,100   +Ionics, Inc.                                                     194,285
                                               11,200   John H. Harland Company                                           305,760
                                               13,900   +Kroll Inc.                                                       361,400
                                               14,700   +Labor Ready, Inc.                                                192,570
                                               16,400   +MemberWorks Incorporated                                         445,588
                                                2,900   +Mobile Mini, Inc.                                                 57,188
                                               10,500   +NCO Group, Inc.                                                  239,085
                                                5,800   New England Business Services, Inc.                               171,100
                                               13,400   +On Assignment, Inc.                                               69,814
                                               23,200   +PRG-Schultz International, Inc.                                  113,680
                                                6,300   +Pre-Paid Legal Services, Inc.                                    164,556
                                                3,400   Roto-Rooter, Inc.                                                 156,740
                                                7,200   +SOURCECORP, Incorporated                                         184,536
                                                  800   +School Specialty, Inc.                                            27,208
                                               24,400   +Spherion Corporation                                             238,876
                                               10,700   The Standard Register Company                                     180,081
                                               19,600   +Tetra Tech, Inc.                                                 487,256
                                               21,000   +United Stationers, Inc.                                          859,320
                                                5,500   +Volt Information Sciences, Inc.                                  124,300
                                               10,200   +Waste Connections, Inc.                                          385,254
                                                9,800   +Watson Wyatt & Company Holdings                                  236,670
                                                                                                                    -------------
                                                                                                                        8,920,072
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.1%                88,200   +Adaptec, Inc.                                                    778,806
                                                    1   +Andrew Corporation                                                    12
                                                5,800   +Audiovox Corporation (Class A)                                    74,472
                                                2,900   Bel Fuse Inc.                                                      94,627
                                               12,900   Black Box Corporation                                             594,303
                                                4,700   +Brooktrout Inc.                                                   59,126
                                               12,300   +C-COR.net Corp.                                                  136,899
                                               15,900   +Cable Design Technology                                          142,941


                                     3 - M

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
   Industry#                                  Held                     Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment                        7,300   +Concerto Software, Inc.                                    $      87,454
(concluded)                                    11,800   +Digi International Inc.                                          113,280
                                               24,000   +Harmonic Inc.                                                    174,000
                                               25,800   Inter-Tel Inc.                                                    644,484
                                                8,000   +Network Equipment Technologies, Inc.                              88,000
                                                8,500   +PC-Tel, Inc.                                                      90,185
                                                5,700   +SCM Microsystems, Inc.                                            44,004
                                               16,000   +SymmetriCom, Inc.                                                116,480
                                                5,700   +Tollgrade Communications, Inc.                                    99,921
                                                7,900   +ViaSat, Inc.                                                     151,206
                                                                                                                    -------------
                                                                                                                        3,490,200
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.9%                 11,200   +Avid Technology, Inc.                                            537,600
                                                9,300   +Hutchinson Technology Incorporated                               285,882
                                               58,900   +Pinnacle Systems, Inc.                                           502,417
                                                9,000   +Rainbow Technologies, Inc.                                       101,340
                                                3,300   +SBS Technologies, Inc.                                            48,543
                                                                                                                    -------------
                                                                                                                        1,475,782
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.5%               2,200   Butler Manufacturing Company                                       48,400
                                                5,400   +EMCOR Group, Inc.                                                237,060
                                               10,100   +Insituform Technologies, Inc. (Class A)                          166,650
                                               17,100   +URS Corporation                                                  427,671
                                                                                                                    -------------
                                                                                                                          879,781
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.5%                   9,300   Florida Rock Industries, Inc.                                     510,105
                                                9,800   Texas Industries, Inc.                                            362,600
                                                                                                                    -------------
                                                                                                                          872,705
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.0%                         5,900   +Rewards Network Inc.                                              62,894
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.8%                  12,100   AptarGroup, Inc.                                                  471,900
                                                8,500   +Caraustar Industries, Inc.                                       117,300
                                               13,200   Chesapeake Corporation                                            349,536
                                               10,700   Myers Industries, Inc.                                            129,684
                                                9,600   Rock-Tenn Company (Class A)                                       165,696
                                                                                                                    -------------
                                                                                                                        1,234,116
----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.0%                             6,900   Advanced Marketing Services, Inc.                                  78,660
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.2%          10,300   +Financial Federal Corporation                                    314,665
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                   8,231   +Commonwealth Telephone Enterprises, Inc.                         310,720
Services - 0.3%                                22,800   +General Communication, Inc. (Class A)                            198,360
                                                                                                                    -------------
                                                                                                                          509,080


                                     4 - M

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
   Industry#                                  Held                     Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.0%                       4,500   CH Energy Group, Inc.                                       $     211,050
                                                4,100   Central Vermont Public Service Corporation                         96,350
                                               13,100   +El Paso Electric Company                                         174,885
                                                1,700   Green Mountain Power Corporation                                   40,120
                                               17,500   UIL Holdings Corporation                                          789,250
                                               13,500   UniSource Energy Corporation                                      332,910
                                                                                                                    -------------
                                                                                                                        1,644,565
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.6%                    11,000   A.O. Smith Corporation                                            385,550
                                               15,300   Acuity Brands, Inc.                                               394,740
                                               16,600   +Artesyn Technologies, Inc.                                       141,432
                                               12,000   Baldor Electric Company                                           274,200
                                                9,200   Belden Inc.                                                       194,028
                                                9,300   C&D Technologies, Inc.                                            178,281
                                                4,400   +Intermagnetics General Corporation                                97,504
                                               15,700   +Magnetek, Inc.                                                   103,463
                                                7,300   Regal-Beloit Corporation                                          160,600
                                               11,600   Roper Industries, Inc.                                            571,416
                                               12,500   +Vicor Corporation                                                142,625
                                                                                                                    -------------
                                                                                                                        2,643,839
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                         10,500   +Aeroflex Incorporated                                            122,745
Instruments - 4.1%                             13,800   Agilysys, Inc.                                                    153,870
                                               33,600   +Anixter International Inc.                                       869,568
                                                6,900   BEI Technologies, Inc.                                            138,000
                                               13,000   +Bell Microproducts Inc.                                          117,780
                                               13,800   +Benchmark Electronics, Inc.                                      480,378
                                               14,000   CTS Corporation                                                   161,000
                                               13,100   +Checkpoint Systems, Inc.                                         247,721
                                               17,500   Cognex Corporation                                                494,200
                                                9,200   +Coherent, Inc.                                                   218,960
                                               28,300   +Electro Scientific Industries, Inc.                              673,540
                                               12,000   +FLIR Systems, Inc.                                               438,000
                                                7,400   +Global Imaging Systems, Inc.                                     234,950
                                                7,700   +Itron, Inc.                                                      141,372
                                                7,000   Keithley Instruments, Inc.                                        128,100
                                               14,900   Methode Electronics                                               182,227
                                                8,000   Park Electrochemical Corp.                                        211,920
                                               14,100   +Paxar Corporation                                                188,940
                                                4,700   +Photon Dynamics, Inc.                                            189,128
                                                6,100   +Planar Systems Inc.                                              148,352
                                                8,400   +RadiSys Corporation                                              141,624
                                               12,200   Technitrol, Inc.                                                  253,028
                                               10,900   +Trimble Navigation Limited                                       405,916
                                               10,600   +Veeco Instruments Inc.                                           298,920
                                                9,800   X-Rite, Incorporated                                              110,936
                                                                                                                    -------------
                                                                                                                        6,751,175
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service - 2.1%               5,200   +Atwood Oceanics, Inc.                                            166,088
                                                5,900   CARBO Ceramics Inc.                                               302,375
                                               10,800   +Cal Dive International, Inc.                                     260,388


                                     5 - M

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
   Industry#                                  Held                     Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Service                      6,400   +Dril-Quip, Inc.                                            $     104,320
(concluded)                                     6,200   +Hydril Company                                                   148,366
                                               15,000   +Input/Output, Inc.                                                67,650
                                                9,100   +Lone Star Technology                                             145,418
                                               15,100   +Maverick Tube Corporation                                        290,675
                                               30,500   +Oceaneering International, Inc.                                  854,000
                                                8,300   +Offshore Logistics, Inc.                                         203,516
                                                6,900   +SEACOR SMIT Inc.                                                 290,007
                                                9,450   +TETRA Technologies, Inc.                                         229,068
                                               15,700   +Unit Corporation                                                 369,735
                                                8,900   +Veritas DGC  Inc.                                                 93,272
                                                1,500   +W-H Energy Services, Inc.                                         24,300
                                                                                                                    -------------
                                                                                                                        3,549,178
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.9%                17,400   Casey's General Stores, Inc.                                      307,284
                                                  900   +Duane Read Inc.                                                   15,228
                                               14,500   +The Great Atlantic & Pacific Tea Company, Inc.                   121,800
                                                6,400   Nash-Finch Company                                                142,976
                                               16,600   +Performance Food Group Company                                   600,422
                                                7,900   +United Natural Foods, Inc.                                       283,689
                                                                                                                    -------------
                                                                                                                        1,471,399
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.4%                              300   +American Italian Pasta Company (Class A)                          12,570
                                               11,800   Corn Products International, Inc.                                 406,510
                                               35,300   Delta and Pine Land Company                                       896,620
                                               10,600   +Hain Celestial Group, Inc.                                       246,026
                                                7,300   +International Multifoods                                         131,400
                                                4,000   +J & J Snack Foods Corp.                                          151,040
                                               10,800   Lance, Inc.                                                       162,324
                                               11,400   +Ralcorp Holdings, Inc.                                           357,504
                                                                                                                    -------------
                                                                                                                        2,363,994
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.6%                           18,000   Atmos Energy Corporation                                          437,400
                                                1,100   Cascade Natural Gas Corporation                                    23,199
                                                8,100   The Laclede Group, Inc.                                           231,255
                                                8,000   NUI Corporation                                                   128,960
                                               11,400   New Jersey Resources Corporation                                  439,014
                                                9,200   Northwest Natural Gas Company                                     282,900
                                               10,800   Piedmont Natural Gas Company, Inc.                                469,368
                                               27,930   +Southern Union Company                                           513,912
                                               12,800   Southwest Gas Corporation                                         287,360
                                               38,000   +Southwestern Energy Company                                      908,200
                                               18,050   UGI Corporation                                                   611,895
                                                                                                                    -------------
                                                                                                                        4,333,463
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                        11,900   +American Medical Systems Holdings, Inc.                          259,420
Supplies - 4.1%                                 3,700   Analogic Corporation                                              151,700
                                                1,700   +ArthroCare Corporation                                            41,650
                                               10,500   +CONMED Corporation                                               249,900
                                               11,200   Cooper Companies, Inc.                                            527,856
                                                4,200   Datascope Corp.                                                   150,570


                                     6 - M

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
   Industry#                                  Held                     Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                        10,800   Diagnostic Products Corporation                             $     495,828
Supplies                                        9,100   +Haemonetics Corporation                                          217,399
(concluded)                                     5,000   +ICU Medical, Inc.                                                171,400
                                               13,050   +INAMED Corporation                                               627,183
                                                9,800   +Integra LifeSciences Holdings                                    280,574
                                               11,000   Invacare Corp.                                                    444,070
                                               14,500   Mentor Corporation                                                348,870
                                                6,000   +Osteotech, Inc.                                                   52,800
                                                9,100   PolyMedica Corporation                                            239,421
                                                6,300   +Possis Medical, Inc.                                             124,425
                                               13,900   +ResMed Inc.                                                      577,406
                                               12,500   +Respironics, Inc.                                                563,625
                                                9,500   +Sola International Inc.                                          178,600
                                                6,300   +SurModics, Inc.                                                  150,570
                                               12,000   +Sybron Dental Specialties, Inc.                                  337,200
                                               10,200   +Theragenics Corporation                                           55,794
                                                8,700   +Viasys Healthcare Inc.                                           179,220
                                                5,500   Vital Signs, Inc.                                                 179,850
                                                6,200   +Wilson Greatbatch Technologies, Inc.                             262,074
                                                                                                                    -------------
                                                                                                                        6,867,405
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                         8,400   +AMERIGROUP Corporation                                           358,260
Services - 5.7%                                17,200   +Accredo Health, Incorporated                                     543,692
                                                7,300   +AmSurg Corp.                                                     276,597
                                                9,400   +American Healthways, Inc.                                        224,378
                                                4,950   +Centene Corporation                                              138,650
                                                9,800   +Cerner Corporation                                               370,930
                                               30,700   +Cross Country Healthcare, Inc.                                   458,044
                                                7,400   +CryoLife, Inc.                                                    42,772
                                                5,100   +Curative Health Services, Inc.                                    70,380
                                               15,200   +Dendrite International, Inc.                                     238,184
                                               24,400   Hooper Holmes, Inc.                                               150,792
                                               17,000   +Mid Atlantic Medical Services, Inc.                            1,101,600
                                               13,800   NDCHealth Corporation                                             353,556
                                               13,550   +Odyssey Healthcare, Inc.                                         396,473
                                               17,900   +Orthodontic Centers of America, Inc.                             144,095
                                               38,300   Owens & Minor, Inc.                                               839,153
                                                9,800   +PAREXEL International Corporation                                159,348
                                                1,100   +Pediatrix Medical Group, Inc.                                     60,599
                                               19,400   +Pharmaceutical Product Development, Inc.                         523,218
                                               14,000   +Priority Healthcare Corporation (Class B)                        337,540
                                               18,200   +Province Healthcare Company                                      291,200
                                               10,900   +Renal Care Group, Inc.                                           449,080
                                               25,200   +Sierra Health Services, Inc.                                     691,740
                                                7,800   +Sunrise Assisted Living, Inc.                                    302,172
                                               62,500   +US Oncology, Inc.                                                672,500
                                               10,200   +United Surgical Partners International, Inc.                     341,496
                                                                                                                    -------------
                                                                                                                        9,536,449
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.6%           31,500   +Argosy Gaming Company                                            818,685
                                                3,400   +Aztar Corporation                                                 76,500


                                     7 - M

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
   Industry#                                  Held                     Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                   9,400   +Bally Total Fitness Holding Corporation                    $      65,800
(concluded)                                     9,700   +CEC Entertainment Inc.                                           459,683
                                                8,300   IHOP Corp.                                                        319,384
                                               38,900   +Jack in the Box Inc.                                             830,904
                                               10,400   Landry's Restaurants, Inc.                                        267,488
                                               10,600   Lone Star Steakhouse & Saloon, Inc.                               245,708
                                               10,600   Marcus Corporation                                                173,840
                                                5,300   +O'Charley's Inc.                                                  95,135
                                                9,100   +P.F. Chang's China Bistro, Inc.                                  463,008
                                                2,900   +Panera Bread Company (Class A)                                   114,637
                                                9,300   +Pinnacle Entertainment, Inc.                                      86,676
                                               16,300   +Prime Hospitality Corp.                                          166,260
                                               13,650   +RARE Hospitality International, Inc.                             333,606
                                               17,600   +Ryan's Family Steak Houses, Inc.                                 266,464
                                                5,900   +Shuffle Master, Inc.                                             204,258
                                               12,600   +Sonic Corp.                                                      385,812
                                                7,300   +The Steak 'n Shake Company                                       130,305
                                               27,300   Triarc Companies, Inc. (Class B)                                  294,294
                                                9,100   +WMS Industries Inc.                                              238,420
                                                                                                                    -------------
                                                                                                                        6,036,867
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 4.7%                      11,100   Applica Incorporated                                               84,360
                                                8,100   Bassett Furniture Industries, Incorporated                        133,650
                                               20,400   +Champion Enterprises, Inc.                                       142,800
                                               15,600   +Department 56, Inc.                                              204,360
                                                5,000   +Enesco Group Inc.                                                 51,600
                                                1,500   Ethan Allen Interiors Inc.                                         62,820
                                               10,900   Fedders Corporation                                                78,480
                                               24,800   Harman International Industries, Incorporated                   1,834,704
                                               19,300   +Interface, Inc.                                                  106,729
                                               47,800   La-Z-Boy Inc.                                                   1,002,844
                                                2,900   Libbey, Inc.                                                       82,592
                                               11,020   MDC Holdings, Inc.                                                710,790
                                                2,711   +NVR, Inc.                                                      1,263,326
                                                2,400   National Presto Industries, Inc.                                   86,760
                                                7,800   Russ Berrie and Company, Inc.                                     264,420
                                                9,400   The Ryland Group, Inc.                                            833,216
                                                4,300   +Salton, Inc.                                                      56,115
                                                2,000   Skyline Corporation                                                69,740
                                               10,600   Standard Pacific Corp.                                            514,630
                                                6,000   WD-40 Company                                                     212,160
                                                                                                                    -------------
                                                                                                                        7,796,096
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.9%                             15,200   +American Management Systems, Incorporated                        229,064
                                                9,200   +CACI International Inc. (Class A)                                447,304
                                               59,900   +CIBER, Inc.                                                      518,734
                                                8,600   +Carreker Corporation                                             120,486
                                               16,900   +eFunds Corporation                                               293,215
                                               14,000   Global Payments Inc.                                              659,680
                                                5,900   +Intrado Inc.                                                     129,505
                                                6,100   +MAXIMUS, Inc.                                                    238,693


                                     8 - M

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
   Industry#                                  Held                     Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
IT Services                                    11,800   +ManTech International Corporation (Class A)                $     294,410
(concluded)                                     9,000   +Pegasus Systems, Inc.                                             94,230
                                                4,200   StarTek, Inc.                                                     171,318
                                                                                                                    -------------
                                                                                                                        3,196,639
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                 3,200   Standex International Corporation                                  89,600
                                               11,800   Tredegar Corporation                                              183,254
                                                                                                                    -------------
                                                                                                                          272,854
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.0%                               11,500   Hilb, Rogal and Hamilton Company                                  368,805
                                                7,000   LandAmerica Financial Group, Inc.                                 365,820
                                                3,000   +Philadelphia Consolidated Holding Corp.                          146,490
                                               11,100   Presidential Life Corporation                                     146,076
                                                3,700   RLI Corp.                                                         138,602
                                                3,600   SCPIE Holdings  Inc.                                               31,752
                                               26,500   Selective Insurance Group, Inc.                                   857,540
                                                6,400   Stewart Information Services Corporation                          259,520
                                               47,800   +UICI                                                             634,784
                                               11,400   Zenith National Insurance Corp.                                   371,070
                                                                                                                    -------------
                                                                                                                        3,320,459
----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%               14,600   +Insight Enterprises, Inc.                                        274,480
                                                7,400   +J. Jill Group Inc.                                                94,054
                                                                                                                    -------------
                                                                                                                          368,534
----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.5%             4,400   +j2 Global Communications, Inc.                                   108,988
                                               12,600   +Netegrity, Inc.                                                  129,906
                                               15,000   +WebEx Communications, Inc.                                       301,500
                                                6,400   +Websense, Inc.                                                   187,136
                                                6,000   +ZixIt Corporation                                                 52,140
                                                                                                                    -------------
                                                                                                                          779,670
----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.3%             6,400   Action Performance Companies, Inc.                                125,440
                                                8,300   Arctic Cat Inc.                                                   205,010
                                                7,600   +Concord Camera Corp.                                              70,300
                                                5,500   +Huffy Corporation                                                 28,875
                                                6,200   +JAKKS Pacific, Inc.                                               81,592
                                               18,500   +K2 Inc.                                                          281,385
                                               13,300   +Meade Instruments Corp.                                           45,885
                                               11,600   The Nautilus Group, Inc.                                          162,980
                                                8,000   Polaris Industries, Inc.                                          708,640
                                               13,200   +SCP Pool Corporation                                             431,376
                                                6,400   Sturm, Ruger & Company,  Inc.                                      72,768
                                                                                                                    -------------
                                                                                                                        2,214,251
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.5%                                2,800   Albany International Corp. (Class A)                               94,920
                                                6,900   +Astec Industries, Inc.                                            84,663
                                                6,700   Barnes Group Inc.                                                 216,477
                                                6,800   Briggs & Stratton Corporation                                     458,320
                                                9,600   CLARCOR Inc.                                                      423,360


                                     9 - M

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
   Industry#                                  Held                     Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Machinery                                       6,300   +CUNO Incorporated                                          $     283,689
(concluded)                                     3,600   +Dionex Corporation                                               165,672
                                                5,700   +Gardner Denver Inc.                                              136,059
                                               12,000   IDEX Corporation                                                  499,080
                                               15,500   JLG Industries, Inc.                                              236,065
                                               11,600   Kaydon Corp.                                                      299,744
                                                4,200   Lindsay Manufacturing Co.                                         106,050
                                                6,200   +Lydall, Inc.                                                      63,178
                                               20,800   The Manitowoc Co., Inc.                                           648,960
                                               12,100   Milacron Inc.                                                      50,457
                                               10,900   +Mueller Industries, Inc.                                         374,524
                                               10,800   Oshkosh Truck Corporation                                         551,124
                                               10,000   Reliance Steel & Aluminum Co.                                     332,100
                                                5,200   Robbins & Myers, Inc.                                              98,748
                                               12,000   Stewart & Stevenson Services, Inc.                                168,600
                                                 7,100  Thomas Industries Inc.                                            246,086
                                               30,100   The Timken Company                                                603,806
                                                8,400   The Toro Company                                                  389,760
                                               10,300   Valmont Industries, Inc.                                          238,445
                                               11,500   +Wabash National Corporation                                      336,950
                                               13,100   Watts Industries, Inc. (Class A)                                  290,820
                                               12,800   +Wolverine Tube, Inc.                                              80,640
                                                                                                                    -------------
                                                                                                                        7,478,297
----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                   7,400   +Kirby Corporation                                                258,112
----------------------------------------------------------------------------------------------------------------------------------
Media - 0.4%                                    3,200   +4Kids Entertainment, Inc.                                         83,264
                                               11,850   ADVO Systems, Inc.                                                376,356
                                                5,100   Thomas Nelson, Inc.                                                98,583
                                                                                                                    -------------
                                                                                                                          558,203
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.9%                          5,890   +A.M. Castle & Company                                             42,997
                                                3,100   +Brush Engineered Materials Inc.                                   47,461
                                                7,400   Century Aluminum Company                                          140,674
                                                9,900   Commercial Metals Company                                         300,960
                                                6,100   Commonwealth Industries, Inc.                                      61,244
                                                5,300   +IMCO Recycling Inc.                                               52,417
                                               25,700   Massey Energy Company                                             534,560
                                               19,200   Quanex Corporation                                                885,120
                                               10,900   +RTI International Metals, Inc.                                   183,883
                                               24,800   Ryerson Tull, Inc.                                                283,960
                                               19,100   +Steel Dynamics, Inc.                                             448,659
                                               14,300   Steel Technologies Inc.                                           252,967
                                                                                                                    -------------
                                                                                                                        3,234,902
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities & Unregulated                  18,200   Avista Corporation                                                329,784
Power - 0.5%                                   13,200   Energen Corporation                                               541,596
                                                                                                                    -------------
                                                                                                                          871,380


                                     10 - M

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
   Industry#                                  Held                     Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%                        11,600   Fred's, Inc.                                                $     359,368
                                                7,900   +ShopKo Stores, Inc.                                              120,475
                                                                                                                    -------------
                                                                                                                          479,843
----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.0%                       7,800   +Gerber Scientific, Inc.                                           62,088
----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 3.4%                                9,500   Cabot Oil & Gas Corporation (Class A)                             278,825
                                               15,600   +Cimarex Energy Co.                                               416,364
                                               15,200   +Evergreen Resources, Inc.                                        494,152
                                               26,200   Frontier Oil Corporation                                          451,164
                                               20,400   +Newfield Exploration Company                                     908,616
                                                7,000   +Nuevo Energy Company                                             169,190
                                               12,225   Patina Oil & Gas Corporation                                      598,903
                                                7,300   +Plains Resources Inc.                                            117,165
                                                4,800   +Prima Energy Corporation                                         168,768
                                               12,000   +Spinnaker Exploration Company                                    387,240
                                                9,800   St. Mary Land & Exploration Company                               279,300
                                                9,500   +Stone Energy Corporation                                         403,275
                                               13,200   +Swift Energy Company                                             222,420
                                               15,100   +Tom Brown, Inc.                                                  486,975
                                               19,500   Vintage Petroleum, Inc.                                           234,585
                                                                                                                    -------------
                                                                                                                        5,616,942
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%                  4,200   Deltic Timber Corporation                                         127,680
                                                5,900   Pope & Talbot, Inc.                                               103,899
                                                5,600   Schweitzer-Manduit International, Inc.                            166,768
                                                                                                                    -------------
                                                                                                                          398,347
----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.4%                       24,100   +NBTY Inc.                                                        647,326
                                                5,700   Natures Sunshine Products, Inc.                                    48,165
                                                                                                                    -------------
                                                                                                                          695,491
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.1%                         16,100   Alpharma, Inc. (Class A)                                          323,610
                                                3,800   +CIMA Labs Inc.                                                   123,956
                                               11,800   +MGI Pharma, Inc.                                                 485,570
                                                9,100   Medicis Pharmaceutical (Class A)                                  648,830
                                               10,900   +Noven Pharmaceuticals, Inc.                                      165,789
                                                                                                                    -------------
                                                                                                                        1,747,755
----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 1.6%                             10,000   Capital Automotive                                                320,000
                                                9,600   Colonial Properties Trust                                         380,160
                                                7,900   Essex Property Trust, Inc.                                        507,338
                                                8,300   Gables Residential Trust                                          288,342
                                               11,300   Glenborough Realty Trust Incorporated                             225,435
                                               10,800   Kilroy Realty Corporation                                         353,700
                                               14,300   Lexington Corporate Properties Trust                              288,717
                                                7,800   Shurgard Storage Centers, Inc. (Class A)                          293,670
                                                                                                                    -------------
                                                                                                                        2,657,362


                                     11 - M

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
   Industry#                                  Held                     Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 2.0%                             11,200   Arkansas Best Corporation                                   $     351,568
                                               19,400   Heartland Express, Inc.                                           469,286
                                               45,200   +Kansas City Southern Industries, Inc.                            647,264
                                               13,700   +Knight Transportation, Inc.                                      351,405
                                               25,200   +Landstar System, Inc.                                            958,608
                                               12,100   USF Corporation                                                   413,699
                                                6,275   +Yellow Roadway Corporation                                       226,982
                                                                                                                    -------------
                                                                                                                        3,418,812
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                               11,000   +ATMI, Inc.                                                       254,540
Semiconductor Equipment - 4.1%                  7,100   +Actel Corp.                                                      171,110
                                               11,500   +Advanced Energy Industries, Inc.                                 299,575
                                               17,200   +Alliance Semiconductor Corporation                               122,292
                                               35,400   +Axcelis Technologies, Inc.                                       361,788
                                               13,900   +Brooks Automation, Inc.                                          335,963
                                                8,900   Cohu, Inc.                                                        170,435
                                               12,500   +Cymer, Inc.                                                      577,375
                                               11,000   +DSP Group, Inc.                                                  274,010
                                                6,800   +DuPont Photomasks, Inc.                                          164,152
                                                5,000   +ESS Technology, Inc.                                              85,050
                                               14,500   +Exar Corporation                                                 247,660
                                               12,100   +FEI Company                                                      272,250
                                                9,400   Helix Technology Corporation                                      193,452
                                               83,500   +Kopin Corporation                                                560,285
                                               18,000   +Kulicke and Soffa Industries                                     258,840
                                               10,500   +Microsemi Corporation                                            258,090
                                               14,000   +Photronics, Inc.                                                 278,880
                                                9,300   +Power Integrations, Inc.                                         311,178
                                                4,600   +Rudolph Technologies, Inc.                                       112,884
                                               90,100   +Skyworks Solutions, Inc.                                         783,870
                                                7,400   +Standard Microsystems Corporation                                187,220
                                                4,500   +Supertex, Inc.                                                    85,950
                                                9,600   +Three-Five Systems, Inc.                                          50,304
                                                6,900   +Ultratech Stepper, Inc.                                          202,653
                                                4,200   +Varian Semiconductor Equipment Associates, Inc.                  183,498
                                                                                                                    -------------
                                                                                                                        6,803,304
----------------------------------------------------------------------------------------------------------------------------------
Software - 3.1%                                   500   +ANSYS, Inc.                                                       19,850
                                                7,700   BARRA, Inc.                                                       273,273
                                               16,700   +Captaris Inc.                                                     93,854
                                                3,200   +Catapult Communications Corporation                               46,400
                                                7,600   +Concord Communications, Inc.                                     151,772
                                                6,000   +EPIQ Systems, Inc.                                               102,780
                                               12,700   FactSet Research Systems Inc.                                     485,267
                                               13,000   +Hyperion Solutions Corporation                                   391,820
                                               11,600   +JDA Software Group, Inc.                                         191,516
                                                9,600   +Kronos, Inc.                                                     380,256
                                               10,300   +MRO Software, Inc.                                               138,638
                                               10,600   +Manhattan Associates, Inc.                                       292,984
                                                7,500   +MapInfo Corporation                                               75,600
                                                7,300   +Micros Systems, Inc.                                             316,528


                                     12 - M

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
   Industry#                                  Held                     Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Software (concluded)                           21,200   +Midway Games Inc.                                          $      82,256
                                               11,300   +NYFIX, Inc.                                                       89,835
                                                8,800   +Phoenix Technologies Ltd.                                         71,104
                                               13,400   +Progress Software Corporation                                    274,164
                                                5,600   +QRS Corporation                                                   45,472
                                               11,700   +Radiant Systems, Inc.                                             98,397
                                                6,900   +Roxio, Inc.                                                       33,051
                                               14,500   +SERENA Software, Inc.                                            266,075
                                                4,600   +SPSS Inc.                                                         82,248
                                               14,500   +Systems & Computer Technology Corporation                        237,075
                                                3,500   TALX Corporation                                                   80,605
                                               13,800   +THQ Inc.                                                         233,358
                                               16,000   +Take-Two Interactive Software, Inc.                              460,960
                                               11,300   +Verity, Inc.                                                     188,597
                                                                                                                    -------------
                                                                                                                        5,203,735
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 5.6%                        12,000   Aaron Rents, Inc.                                                 241,560
                                               14,400   +AnnTaylor Stores Corporation                                     561,600
                                                4,800   Building Materials Holding Corporation                             74,544
                                               16,200   Burlington Coat Factory Warehouse Corporation                     342,792
                                                8,700   The Cato Corporation (Class A)                                    178,350
                                                9,700   +The Children's Place Retail Stores, Inc.                         259,281
                                               12,050   Christopher & Banks Corporation                                   235,337
                                                6,500   +Cost Plus, Inc.                                                  266,500
                                                8,700   +The Dress Barn, Inc.                                             130,413
                                                7,472   +Electronics Boutique Holdings Corp.                              171,034
                                                9,100   +Genesco Inc.                                                     137,683
                                                7,300   +Group 1 Automotive, Inc.                                         264,187
                                               36,900   +The Gymboree Corporation                                         635,787
                                                8,100   Hancock Fabrics, Inc.                                             117,288
                                                9,600   Haverty Furniture Companies, Inc.                                 190,656
                                                3,500   +Hot Topic, Inc.                                                  103,110
                                               24,270   +Jo-Ann Stores, Inc.                                              495,108
                                               16,200   +Linens 'n Things, Inc.                                           487,296
                                               17,000   +The Men's Wearhouse, Inc.                                        425,170
                                                9,300   Movie Gallery, Inc.                                               173,724
                                               29,125   +Pacific Sunwear of California, Inc.                              615,120
                                               17,900   The Pep Boys-Manny, Moe & Jack                                    409,373
                                               16,100   Regis Corporation                                                 636,272
                                               15,000   +Stein Mart, Inc.                                                 123,600
                                                9,200   +TBC Corporation                                                  237,452
                                               13,300   +Too Inc.                                                         224,504
                                               13,200   +Tractor Supply Company                                           513,348
                                                6,900   +Ultimate Electronics, Inc.                                        52,647
                                               14,300   +Urban Outfitters, Inc.                                           529,815
                                                7,400   +The Wet Seal, Inc. (Class A)                                      73,186
                                                8,000   +Zale Corporation                                                 425,600
                                                                                                                    -------------
                                                                                                                        9,332,337
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                      4,800   +Ashworth, Inc.                                                    38,736
Goods - 2.1%                                   21,200   Brown Shoe Company, Inc.                                          804,116
                                               14,900   +Fossil, Inc.                                                     417,349


                                     13 - M

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------
                                             Shares
   Industry#                                  Held                     Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                      2,400   Haggar Corp.                                                $      46,824
Goods (concluded)                              13,200   K-Swiss Inc. (Class A)                                            317,592
                                               11,600   Kellwood Co.                                                      475,600
                                                4,600   OshKosh B'Gosh, Inc. (Class A)                                     98,716
                                                5,400   Oxford Industries, Inc.                                           182,952
                                               10,900   Phillips-Van Heusen Corporation                                   193,366
                                               16,600   +Quiksilver, Inc.                                                 294,318
                                               13,100   Russell Corporation                                               230,036
                                               11,500   The Stride Rite Corporation                                       130,870
                                               14,500   Wolverine World Wide, Inc.                                        295,510
                                                                                                                    -------------
                                                                                                                        3,525,985
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 3.0%               8,800   Anchor Bancorp, Inc.                                              219,120
                                                8,300   +BankUnited Financial Corporation (Class A)                       214,057
                                               17,000   Brookline Bancorp, Inc.                                           260,780
                                               15,400   Commercial Federal Corporation                                    411,334
                                                9,600   Dime Community Bancshares                                         295,296
                                               10,600   Downey Financial Corp.                                            522,580
                                                6,400   +FirstFed Financial Corp.                                         278,400
                                               22,200   Flagstar Bancorp, Inc.                                            475,524
                                               31,500   Fremont General Corporation                                       532,665
                                                9,500   MAF Bancorp, Inc.                                                 398,050
                                               12,700   New Century Financial Corporation                                 503,809
                                                9,900   Seacoast Financial Services Corporation                           271,359
                                               18,800   Staten Island Bancorp, Inc.                                       423,000
                                               10,735   Waypoint Financial Corp.                                          232,842
                                                                                                                    -------------
                                                                                                                        5,038,816
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                 16,800   DIMON Incorporated                                                113,400
----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                             9,400   Applied Industrial Technologies, Inc.                             224,284
Distributors - 0.4%                             3,500   Hughes Supply, Inc.                                               173,670
                                                2,500   Lawson Products, Inc.                                              82,950
                                               11,300   Watsco, Inc.                                                      256,849
                                                                                                                    -------------
                                                                                                                          737,753
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                      6,900   +Boston Communications Group, Inc.                                 64,101
Services - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Common Stock                             163,339,185
                                                        (Cost - $128,140,153) - 97.8%
----------------------------------------------------------------------------------------------------------------------------------

                                  Beneficial Interest                   Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                       $    3,406,726   Merrill Lynch Liquidity Series, LLC-Cash                        3,406,726
                                                        Sweep Series I*
----------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investment in Short-Term Securities                       3,406,726
                                                        (Cost - $3,406,726) - 2.0%
----------------------------------------------------------------------------------------------------------------------------------


                                     14 - M

                             Master Enhanced Small Cap Series, December 31, 2003

SCHEDULE OF INVESTMENTS
(in U.S. dollars)

----------------------------------------------------------------------------------------------------------------------------------

                                                        Total Investments (Cost - $131,546,879) - 99.8%             $ 166,745,911
                                                        Variation Margin on Financial Futures
                                                        Contracts** - 0.0%                                                (44,200)
                                                        Other Assets Less Liabilities - 0.2%                              315,323
                                                                                                                    -------------
                                                        Net Assets - 100.0%                                         $ 167,017,034
                                                                                                                    =============

+     Non-income producing security.
* Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      ---------------------------------------------------------------------------------------
                                                                          Net        Interest
      Affiliate                                                        Activity       Income
      ---------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC-Cash Sweep Series I         $1,831,276      $32,151
      ---------------------------------------------------------------------------------------

** Financial futures contracts purchased as of December 31, 2003 were as follows:

      -------------------------------------------------------------------------------
      Number of                               Expiration                   Unrealized
      Contracts                Issue             Date        Face Value       Gains
      -------------------------------------------------------------------------------
         13                 Russell 2000      March 2004     $3,458,300     $163,500
      -------------------------------------------------------------------------------
      Total Unrealized Gains - Net                                          $163,500
                                                                            ========
      -------------------------------------------------------------------------------

# For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

See Notes to Financial Statements.


                                     15 - M

                             Master Enhanced Small Cap Series, December 31, 2003

STATEMENT OF ASSETS AND LIABILITIES

MASTER
ENHANCED SMALL
CAP SERIES          As of December 31, 2003
-----------------------------------------------------------------------------------------------------
Assets:             Investments, at value (identified cost-$131,546,879)                 $166,745,911
                    Cash on deposit for financial futures contracts ....                      182,000
                    Cash ...............................................                        5,175
                    Receivables:
                             Securities sold ...........................    $ 201,017
                             Contributions .............................      195,462
                             Dividends .................................      113,169
                             Interest ..................................        4,386         514,034
                                                                            ---------
                    Other assets .......................................                          607
                                                                                         ------------
                    Total assets .......................................                  167,447,727
                                                                                         ------------
-----------------------------------------------------------------------------------------------------
Liabilities:        Payables:
                           Securities purchased ........................      277,345
                           Withdrawals .................................       97,066
                           Variation margin ............................       44,200
                           Other affiliates ............................        1,446
                           Investment adviser ..........................          230         420,287
                                                                            ---------
                    Accrued expenses ...................................                       10,406
                                                                                         ------------
                    Total liabilities ..................................                      430,693
                                                                                         ------------
-----------------------------------------------------------------------------------------------------
Net Assets:         Net assets .........................................                 $167,017,034
                                                                                         ============
-----------------------------------------------------------------------------------------------------
Net Assets          Investors' capital .................................                 $131,654,502
Consist of:         Unrealized appreciation on investments-net .........                   35,362,532
                                                                                         ------------
                    Net assets .........................................                 $167,017,034
                                                                                         ============
-----------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                     16 - M

                             Master Enhanced Small Cap Series, December 31, 2003

STATEMENT OF OPERATIONS

MASTER
ENHANCED SMALL
CAP SERIES               For the Year Ended December 31, 2003
---------------------------------------------------------------------------------------------------------------------
Investment               Dividends (net of $893 foreign withholding tax) .................                $ 1,179,091
Income:                  Interest ........................................................                     32,362
                                                                                                          -----------
                         Total income ....................................................                  1,211,453
                                                                                                          -----------
---------------------------------------------------------------------------------------------------------------------
Expenses:                Offering costs ..................................................    $ 48,239
                         Professional fees ...............................................      38,207
                         Custodian fees ..................................................      23,124
                         Accounting services .............................................      22,402
                         Investment advisory fees ........................................      13,230
                         Printing and shareholder reports ................................       2,163
                         Trustees' fees and expenses .....................................       1,501
                         Other ...........................................................       1,513
                                                                                              --------
                         Total expenses ..................................................                    150,379
                                                                                                          -----------
                         Investment income-net ...........................................                  1,061,074
                                                                                                          -----------
---------------------------------------------------------------------------------------------------------------------
Realized &               Realized gain from investments-net ..............................                  7,283,017
Unrealized Gain          Change in unrealized appreciation/depreciation on investments-net                 37,769,797
on Investments-Net:                                                                                       -----------
                         Total realized and unrealized gain on investments-net ...........                 45,052,814
                                                                                                          -----------
                         Net Increase in Net Assets Resulting from Operations ............                $46,113,888
                                                                                                          ===========
---------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


                                     17 - M

                             Master Enhanced Small Cap Series, December 31, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           For the         For the Period
MASTER                                                                                    Year Ended     December 10, 2002+
ENHANCED SMALL                                                                           December 31,      to December 31,
CAP SERIES          Increase (Decrease) in Net Assets:                                       2003               2002
---------------------------------------------------------------------------------------------------------------------------
Operations:         Investment income-net ...........................................    $   1,061,074     $      91,749
                    Realized gain (loss) on investments-net .........................        7,283,017           (20,779)
                    Change in unrealized appreciation/depreciation on investments-net       37,769,797        (2,407,265)
                                                                                         -------------     -------------
                    Net increase (decrease) in net assets resulting from operations .       46,113,888        (2,336,295)
                                                                                         -------------     -------------
---------------------------------------------------------------------------------------------------------------------------
Net Capital         Proceeds from contributions .....................................       33,091,753       123,885,044
Transactions:       Fair value of withdrawals .......................................      (30,996,329)       (2,741,027)
                                                                                         -------------     -------------
                    Net increase in net assets derived from capital transactions ....        2,095,424       121,144,017
                                                                                         -------------     -------------
---------------------------------------------------------------------------------------------------------------------------
Net Assets:         Total increase in net assets ....................................       48,209,312       118,807,722
                    Beginning of period .............................................      118,807,722                --
                                                                                         -------------     -------------
                    End of period ...................................................    $ 167,017,034     $ 118,807,722
                                                                                         =============     =============
---------------------------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                                     18 - M

                             Master Enhanced Small Cap Series, December 31, 2003

FINANCIAL HIGHLIGHTS

                                                                           For the       For the Period
MASTER                  The following ratios have                        Year Ended    December 10, 2002+
ENHANCED SMALL          been derived from information provided          December 31,     to December 31,
CAP SERIES              in the financial statements.                        2003              2002
---------------------------------------------------------------------------------------------------------
Total Investment                                                              40.06%            (1.90%)++
Return:                                                                 ===========       ===========
---------------------------------------------------------------------------------------------------------
Ratios to               Expenses ...............................                .11%              .06% *
Average Net                                                             ===========       ===========
Assets:                 Investment income-net ..................                .80%             1.33% *
                                                                        ===========       ===========
---------------------------------------------------------------------------------------------------------
Supplemental            Net assets, end of period (in thousands)        $   167,017       $   118,808
Data:                                                                   ===========       ===========
                        Portfolio turnover .....................              88.79%             9.91%
                                                                        ===========       ===========
---------------------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                                     19 - M

Master Enhanced Small Cap Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Enhanced Small Cap Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Series under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Series' shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.


                                     20 - M

(b) Derivative financial instruments - The Series may engage in various portfolio investment strategies both to increase the return of the portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options - The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a "pass through" entity for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

For the year ended December 31, 2003, the Series reimbursed FAM $2,720 for certain accounting services.


                                     21 - M

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2003 were $118,042,848 and $115,366,984, respectively.

Net realized gains for the year ended December 31, 2003 and net unrealized gains as of December 31, 2003 were as follows:

--------------------------------------------------------------------------------
                                                    Realized          Unrealized
                                                      Gains             Gains
--------------------------------------------------------------------------------
Long-term investments ....................        $ 6,348,102        $35,199,032
Financial futures contracts ..............            934,915            163,500
                                                  -----------        -----------
Total ....................................        $ 7,283,017        $35,362,532
                                                  ===========        ===========
--------------------------------------------------------------------------------

As of December 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $34,834,112, of which $36,307,546 related to appreciated securities and $1,473,434 related to depreciated securities. At December 31, 2003, the aggregate cost of investments for Federal income tax purposes was $131,911,799.


                                     22 - M

INDEPENDENT AUDITORS' REPORT

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Enhanced Small Cap Series, one of the portfolios constituting Quantitative Master Series Trust (the "Trust"), as of December 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period December 10, 2002 (commencement of operations) through December 31, 2002. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Enhanced Small Cap Series of Quantitative Master Series Trust as of December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period December 10, 2002 through December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February  20, 2004


                                     23 - M

Officers and Directors/Trustees (unaudited)

                                                                                                        Number of
                                                                                                        Portfolios      Other
                                                                                                         in Fund        Public
                                                                                                         Complex     Directorships
                                       Position(s)    Length                                           Overseen by     Held by
                                        Held with     of Time    Principal Occupation(s) During Past    Director/     Director/
      Name           Address & Age     Fund/Trust     Served                   5 Years                   Trustee       Trustee
----------------------------------------------------------------------------------------------------------------------------------
Interested Director/Trustee
----------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*    P.O. Box 9011      President      2000 to    President and Chairman of the         123 Funds       None
                   Princeton, NJ      and            present    Merrill Lynch Investment Managers,    160 Portfolios
                   08543-9011         Director/      and 1997   L.P. ("MLIM")/Fund Asset
                   Age: 63            Trustee        to         Management, L.P. ("FAM")--Advised
                                                     present    Funds since 1999; Chairman
                                                                (Americas Region) of MLIM from
                                                                2000 to 2002; Executive Vice
                                                                President of FAM and MLIM (which
                                                                terms as used herein include their
                                                                corporate predecessors) from 1983
                                                                to 2002; President of FAM
                                                                Distributors, Inc. ("FAMD") from
                                                                1986 to 2002 and Director thereof
                                                                from 1991 to 2002; Executive Vice
                                                                President and Director of
                                                                Princeton Services, Inc.
                                                                ("Princeton Services") from 1993
                                                                to 2002; President of Princeton
                                                                Administrators, L.P. from 1989 to
                                                                2002; Director of Financial Data
                                                                Services, Inc. since 1985.

                   * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person" as described in the
                   Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators, L.P. The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72. As Fund
                   President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.

----------------------------------------------------------------------------------------------------------------------------------
Independent Directors/Trustees*
----------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton   P.O. Box 9095      Director/      2002 to    Manager of The Burton Partnership,    23 Funds        ITC Delta-
                   Princeton, NJ      Trustee        present    Limited Partnership since 1979;       36 Portfolios   Com, Inc.,
                   08543-9095                                   Managing General Partner of the                       ITC
                   Age: 59                                      South Atlantic Venture Funds,                         Financial
                                                                Limited Partnerships and Chairman                     Services,
                                                                of South Atlantic Private Equity                      Knology,
                                                                Fund IV, Limited Partnership since                    Inc.,
                                                                1983; Member of the Investment                        PriCare,
                                                                Advisory Council of the Florida                       Inc.,
                                                                State Board of Administration                         Symbion,
                                                                since 2001.                                           Inc.
----------------------------------------------------------------------------------------------------------------------------------
M. Colyer Crum     P.O. Box 9095      Director/      2000 to    James R. Williston Professor of       24 Funds        Cambridge
                   Princeton, NJ      Trustee        present    Investment Management Emeritus,       37 Portfolios   Bancorp
                   08543-9095                                   Harvard Business School since
                   Age: 71                                      1996; Chairman and Director of
                                                                Phaeton International, Ltd. from
                                                                1985 to present; Director of
                                                                Cambridge Bancorp since 1969.
----------------------------------------------------------------------------------------------------------------------------------
Laurie Simon       P.O. Box 9095      Director/      2000 to    Professor of Finance and              23 Funds        None
Hodrick            Princeton, NJ      Trustee        present    Economics, Graduate                   36 Portfolios
                   08543-9095                                   School of Business, Columbia
                   Age: 41                                      University since 1998; Associate
                                                                Professor of Finance and Economics,
                                                                Graduate School of Business,
                                                                Columbia University from 1996 to
                                                                1998.
----------------------------------------------------------------------------------------------------------------------------------


                                     24 - M

Officers and Directors/Trustees (unaudited) (concluded)

                                                                                              Number of
                                                                                              Portfolios
                                                                                              in Fund
                                                                                              Complex        Other Public
                                          Position(s)   Length of                             Overseen by    Directorships Held
                                          Held with     Time        Principal Occupation(s)   Director/      by Director/
Name               Address & Age          Fund/Trust    Served      During Past 5 Years       Trustee        Trustee
---------------------------------------------------------------------------------------------------------------------------------
Independent Directors/Trustees* (concluded)
---------------------------------------------------------------------------------------------------------------------------------
David H. Walsh     P.O. Box 9095          Director/     2003 to     Consultant with Putnam    23 Funds       None
                   Princeton, NJ          Trustee       present     Investments since 1993    36 Portfolios
                   08543-9095                                       and employed in various
                   Age: 62                                          capacities therewith
                                                                    from 1971 to 1992;
                                                                    Director of the
                                                                    National Audubon
                                                                    Society since 2000;
                                                                    Director of the
                                                                    American Museum of Fly
                                                                    Fishing since 1998.
---------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss      P.O. Box 9095          Director/     2000 to     Managing Director of      23 Funds       Watson
                   Princeton, NJ          Trustee       present     FGW Associates since      36 Portfolios  Pharmaceuticals,Inc.
                   08543-9095                                       1997; Vice President,
                   Age: 62                                          Planning, Investment
                                                                    and Development of
                                                                    Warner Lambert Co. from
                                                                    1979 to 1997; Director
                                                                    of BTG International,
                                                                    PLC since 2001; Inc.
                                                                    Director of KIMC
                                                                    Investment, Inc. since
                                                                    2003; Director of
                                                                    Osmotica Holdings Corp.
                                                                    AVV since 2003

                   * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

                                          Position(s)   Length of
                                          Held with     Time
Name               Address & Age          Fund/Trust    Served      Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------------------------
Fund/Trust Officers
---------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke    P.O. Box 9011          Vice          1997 to     First Vice President of FAM and MLIM since 1997 and
                   Princeton, NJ          President     present     Treasurer thereof since 1999; Senior Vice President and
                   08543-9011             and           and 1999    Treasurer of Princeton Services since 1999; Vice President
                   Age: 43                Treasurer     to present  of FAMD since 1999; Director of MLIM Taxation since 1990.
---------------------------------------------------------------------------------------------------------------------------------
Robert C. Doll,    P.O. Box 9011          Senior Vice   1999 to     President of MLIM and member of the Executive Management
Jr.                Princeton, NJ          President     present     Committee of ML & Co., Inc. since 2001; Global Chief
                   08543-9011                                       Investment Officer and Senior Portfolio Manager of MLIM
                   Age: 49                                          since 1999; Chief Investment Officer of Equities at
                                                                    Oppenheimer Funds, Inc. from 1990 to 1999 and Chief
                                                                    Investment Officer thereof from 1998 to 1999; Executive
                                                                    Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.
---------------------------------------------------------------------------------------------------------------------------------
Richard Vella      P.O. Box 9011          Vice          1999 to     Managing Director and Head of Global Index and Enhanced
                   Princeton, NJ          President     present     Index products for Merrill Lynch Quantitative Advisors
                   08543-9011                                       since 1999; Managing Director and Head of the Global Index
                   Age: 46                                          and Enhanced Index business at Bankers Trust from 1984 to
                                                                    1999.
---------------------------------------------------------------------------------------------------------------------------------
Brian D. Stewart   P.O. Box 9011          Secretary     2003 to     Vice President (Legal Advisory) of MLIM since 2002;
                   Princeton, NJ                        present     Attorney with Reed Smith from 2001 to 2002; Attorney with
                   08543-9011                                       Saul Ewing from 1999 to 2001.
                   Age: 34
---------------------------------------------------------------------------------------------------------------------------------
                   * Officers of the Fund/Trust serve at the pleasure of the Board of Directors/Trustees.
---------------------------------------------------------------------------------------------------------------------------------
                   Further information about the Fund's Officers and Directors is available in the Fund's Statement of
                   Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.
---------------------------------------------------------------------------------------------------------------------------------

Custodian

J.P. Morgan Chase Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


                                     25 - M

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum, (3) Laurie Simon Hodrick, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees - 2003 -- $30,000               2002 -- $15,000

         (b) Audit-Related Fees - 2003 -- $0            2002 -- $0

         (c) Tax Fees - 2003 -- $6,300                  2002 -- $5,000
                        The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees - 2003 -- $0                2002 -- $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) N/A

         (g) 2003 -- $18,690,437                        2002 -- $17,012,158

         (h) The registrant's audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Reserved

Item 9 - Controls and Procedures

9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

9(b) - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits attached hereto

10(a) - Not Applicable

10(b) - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Master Enhanced Small Cap Series


        By: /s/ Terry K. Glenn
            ------------------------------
            Terry K. Glenn,
            President of
            Master Enhanced Small Cap Series

        Date: February 23, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ------------------------------
            Terry K. Glenn,
            President of
            Master Enhanced Small Cap Series

        Date: February 23, 2004


        By: /s/ Donald C. Burke
            ------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            Master Enhanced Small Cap Series

        Date: February 23, 2004